Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The assets and liabilities arising from the acquisition [Abstract]
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 43,367	R$ 345,602	R$ 17,739
Concil
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents	529
Accounts receivable acquired	540
Financial investments acquired	0
Other Assets acquired	1,092
Payables to third parties assumed	0
Liabilities assumed	(4,020)
Customer portfolio, expenditures with software and others	45,763
Deferred taxes	(12,891)
Contingency liability	(7,848)
Value of net assets	23,165
Goodwill	20,731
Purchase cost	43,896
Consideration for the purchase settled in cash	35,000
Cash and cash equivalents at the subsidiary acquired	529
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 34,471
CDS, Zygo and Moip
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents		38,385
Accounts receivable acquired		537,570
Financial investments acquired		177,772
Other Assets acquired		30,988
Payables to third parties assumed		(566,244)
Liabilities assumed		(42,263)
Customer portfolio, expenditures with software and others		58,506
Deferred taxes		(19,960)
Contingency liability		0
Value of net assets		214,754
Goodwill		154,234
Purchase cost		368,988
Consideration for the purchase settled in cash		315,287
Cash and cash equivalents at the subsidiary acquired		38,385
Amount paid on acquisitions less cash and cash equivalents acquired		R$ 276,902